Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Short-Term Borrowings

Short-term borrowings at December 31 consist of the following:

	2019	2018
	(In Thousands)
Securities sold under agreements to repurchase	$30,505	$37,457
Federal Home Loan Bank short-term borrowings	31,751	15,589
	$62,256	$53,046

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2019	2018
	(Dollars In Thousands)
Average balance during the year	$48,945	$41,963
Average interest rate during the year	0.96%	0.77%
Maximum month-end balance during the year	$62,256	$53,046
Weighted average interest rate at the end of the year	1.30%	1.27%

Collateral Pledged for Repurchase Agreements

	As of December 31, 2019
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Mortgage-backed securities - government sponsored entities	$36,195	$ -	$ -	$ -	$36,195

Total liability recognized for repurchase agreements					$30,505

	As of December 31, 2018
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Mortgage-backed securities - government sponsored entities	$40,161	$ -	$ -	$ -	$40,161

Total liability recognized for repurchase agreements					$37,457

Other Borrowings

	2019	2018
	(In Thousands)

Amortizing fixed rate borrowing due January 2019 at 1.39%	$-	$423
Fixed rate term borrowing due August 2019 at 1.61%	-	10,000
Fixed rate term borrowing due May 2020 at 1.85%	5,000	-
Amortizing fixed rate borrowing due June 2020 at 1.49%	1,034	3,079
Amortizing fixed rate borrowing due July 2020 at 2.77%	2,974	7,962
Amortizing fixed rate borrowing due December 2020 at 1.71%	2,538	5,000
Amortizing fixed rate borrowing due December 2020 at 3.06%	1,034	2,051
Amortizing fixed rate borrowing due March 2022 at 1.75%	2,009	2,877
Amortizing fixed rate borrowing due August 2022 at 1.94%	5,351	-
Amortizing fixed rate borrowing due October 2022 at 1.88%	4,626	6,200
Amortizing fixed rate borrowing due October 2023 at 3.24%	7,809	9,692
Amortizing fixed rate borrowing due December 2023 at 3.22%	4,063	5,000
Fixed rate term borrowing due December 2023 at 1.95%	10,000	-
Amortizing fixed rate borrowing due December 2023 at 1.73%	10,000	-
	$56,438	$52,284

Contractual Maturities of Other Borrowings

2020	$22,435
2021	10,080
2022	8,654
2023	15,269
$56,438